Document and Entity Information	Mar. 31, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001275014
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	ULTRA CLEAN HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-50646
Entity Tax Identification Number	61-1430858
Entity Address, Address Line One	26462 CORPORATE AVENUE
Entity Address, City or Town	HAYWARD
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	(510)
Local Phone Number	576-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	UCTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false